Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity File Number	333-194070
Entity Registrant Name	Dengfeng Group Ltd
Entity Central Index Key	0001585149
Entity Tax Identification Number	80-0922058
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 Avenue of the Americas 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false